Interests in subsidiaries (Detail 1) € in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Individually significant subsidiaries of UBS AG
Share capital			$ 386,000,000	$ 386,000,000
Credit Suisse International
Individually significant subsidiaries of UBS AG
Company	Credit Suisse International
Registered office	London, UK
Primary business division	Non-core and Legacy
Share capital			1,300,000
Equity interest accumulated in %	97.60%
UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	UBS Americas Holding LLC
Registered office	Wilmington, Delaware, US
Primary business division	Group Items
Share capital			2,900,000,000.0
Equity interest accumulated in %	100.00%
Common share capital			1,000
Preference share capital			2,900,000,000
UBS Americas Inc.
Individually significant subsidiaries of UBS AG
Company	UBS Americas Inc.
Registered office	Wilmington, Delaware, US
Primary business division	Group Items
Share capital			0.0
Equity interest accumulated in %	100.00%
UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	UBS Asset Management AG
Registered office	Zurich, Switzerland
Primary business division	Asset Management
Share capital | SFr	SFr 43.2
Equity interest accumulated in %	100.00%
UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	UBS Bank USA
Registered office	Salt Lake City, Utah, US
Primary business division	Global Wealth Management
Share capital			0.0
Equity interest accumulated in %	100.00%
UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	UBS Europe SE
Registered office	Frankfurt, Germany
Primary business division	Global Wealth Management
Share capital | €		€ 446.0
Equity interest accumulated in %	100.00%
UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	UBS Financial Services Inc.
Registered office	Wilmington, Delaware, US
Primary business division	Global Wealth Management
Share capital			0.0
Equity interest accumulated in %	100.00%
UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	UBS Securities LLC
Registered office	Wilmington, Delaware, US
Primary business division	Investment Bank
Share capital			1,283,100,000
Equity interest accumulated in %	100.00%
Common share capital			100,000
Preference share capital			$ 1,300,000,000
UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	UBS Switzerland AG
Registered office	Zurich, Switzerland
Primary business division	Personal & Corporate Banking
Share capital | SFr	SFr 10.0
Equity interest accumulated in %	100.00%